Offerings - Offering: 1	Feb. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | shares	58.425
Maximum Aggregate Offering Price | $	$ 58,425,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 8,944.87
Offering Note
(1)
Common shares of Sun Life Financial Inc. (the “
Common Shares
”) that will be available for purchase under the Sun Life Financial (U.S.) Services Company, Inc. Employee Stock Purchase Plan or the Sun Life Investments LLC Employee Stock Purchase Plan (the “
ESPPs
”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “
Securities Act
”), the number of Common Shares registered hereby is subject to adjustment to prevent dilution by reason of any share dividend, share split, recapitalization or other similar transaction that results in an increase in the number of the outstanding Common Shares.

(2)
Estimated pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, solely for the purpose of computing the registration fee for Common Shares to be purchased pursuant to the ESPPs, based on the average of the high and low prices reported for a Common Share on the New York Stock Exchange on February 11, 2025, which was US$58.43 per share.